Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
EQUITY	EQUITY
30.1Issued capital

	Value		Quantity
Description	Company’s capital	AFAC (a)	Common shares	Preferred shares

At December 31, 2021	2,290,876	120	928,965,058	333,680,010
Capital payment	—	(23,065)	—	—
Share-based payment	23,065	23,006	—	1,943,398
At December 31, 2022	2,313,941	61	928,965,058	335,623,408
Capital payment	880	(880)	—	—
Share-based payment	—	1,608	—	124,388
At December 31, 2023	2,314,821	789	928,965,058	335,747,796

(a)Advance for future capital increase.
As established in the Company’s bylaws, each common share is entitled to one vote. Preferred shares of any class do not have voting rights, however, they do provide their holders with:
•Capital repayment priority;
•The right to be included in a public offer for the purchase of shares, due to the transfer of control of the Company, under the same conditions and for a price per share equivalent to seventy-five (75) times the price per share paid to the controlling shareholder;
•The right to receive amounts equivalent to seventy-five (75) times the price per common share after the division of the remaining assets among the shareholders; and
•The right to receive dividends equal to seventy-five (75) times the amount paid to each common share.
Company shareholding structure is presented below:

	December 31, 2023			December 31, 2022
Shareholder	Common shares	Preferred shares	% economic participation	Common shares	Preferred shares	% economic participation

David Neeleman	67.0%	2.2%	4.5%	67.0%	2.2%	4.5%
Shareholders Trip(a)	33.0%	4.0%	5.0%	33.0%	4.4%	5.4%
United Airlines Inc	—%	8.0%	7.8%	—%	8.0%	7.8%
Blackrock	—%	5.0%	4.8%	—%	5.0%	4.8%
Others	—%	80.7%	77.8%	—%	80.3%	77.4%
Treasury shares	—%	0.1%	0.1%	—%	0.1%	0.1%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(a)This refers to Trip Participações S.A., Trip Investimentos Ltda. and Rio Novo Locações Ltda.
The Company is authorized, by resolution of the Board of Directors, to increase the issued capital, regardless of any amendments to bylaws, with the issue of up to 230,000,000 new preferred shares. The Board of Directors will set the conditions for the issue, including price and payment term.
30.2Treasury shares
30.2.1Accounting policies
Own equity instruments that are acquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of these equity instruments. Any difference between the carrying amount and the fair value, if the share is reissued, is recognized in share premium.
30.2.2Movement of treasury shares

Description	Number of shares	Amount paid	Average cost (in R$)

At December 31, 2021	384,529	11,959	31.10
Repurchase	313,102	3,923	12.53
Transfers	(347,632)	(5,678)	—
At December 31, 2022	349,999	10,204	29.15
Repurchase	591,866	6,826	11.53
Transfers	(441,866)	(7,989)	—
At December 31, 2023	499,999	9,041	18.08
In November 2022 approved the repurchase plan of 1,300,000 preferred shares maturing in 18 months, to keep them in treasury for subsequent payment of the installments of the Restricted Stock Option plan. Until December 31, 2023, within the said plan, the Company reacquired 851,868 shares